Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Science & Technology Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000819930
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2022
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	May 01, 2022